Subsequent Events (Details) - USD ($)					1 Months Ended	12 Months Ended
	Mar. 06, 2023	Feb. 10, 2023	Dec. 13, 2022	Mar. 07, 2022	Sep. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 18, 2023
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars)						$ 1,417,782
Convertible notes						6,946,851
Repaid in convertible notes (in Dollars)						$ 1,500,000
Warrants cancellation shares					1,216,008
Shares of common stock						16,050
Gross proceeds (in Dollars)				$ 2,659,750	$ 796,000
Proceeds amount (in Dollars)						$ 2,364,250
Purchase Price (in Dollars)			$ 750,000
Fair value of issuances (in Dollars)						16,134,193	$ 3,258,955
Payroll taxes (in Dollars)						3,477,062
Total proceeds (in Dollars)						$ 300,000
Additional Purchase of Dune, Inc. [Member]
Subsequent Events (Details) [Line Items]
Total ownership percentage						23.00%
WHE Agency, Inc. [Member]
Subsequent Events (Details) [Line Items]
Total ownership percentage						95.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized shares								1,500,000,000
Consultants [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock						3,142,780
Non-Officer Employees [Member]
Subsequent Events (Details) [Line Items]
Shares of equity awards						7,512,918
Officers [Member]
Subsequent Events (Details) [Line Items]
Shares of equity awards						18,250,319
Additional Purchase of Orbit Media, LLC [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate						5.00%
Total membership Interests						56.00%
Ownership voting percentage						85.00%
Dune, Inc. [Member]
Subsequent Events (Details) [Line Items]
Ownership voting percentage						50.00%
Additional Purchase of WHE Agency, Inc. [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate						51.00%
Ownership voting percentage						50.00%
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock						1,562,500
Gross proceeds (in Dollars)						$ 750,000
Minority Investment in OG Collection, Inc. [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock						50,000
Purchase Price (in Dollars)						$ 250,000
February 2023 Warrant Exchange [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock		1
Aggregate warrants shares		2,161,415
Warrants term		60 months
Warrants price per share (in Dollars per share)		$ 0.77
March 2023 Warrant Exchange [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock	1
Aggregate warrants shares	1,607,050
Warrants term	60 months
Warrants price per share (in Dollars per share)	$ 0.77
Other Ownership Interest [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage						85.00%